Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Qantas Airways Ltd.(a)	1,288,823	$5,109,222

Banks — 24.5%
Australia & New Zealand Banking Group Ltd.	3,985,392	66,485,457
Commonwealth Bank of Australia	2,487,537	144,930,729
National Australia Bank Ltd.	4,622,405	77,963,796
Westpac Banking Corp.	5,075,133	75,278,402

		364,658,384

Beverages — 0.9%
Coca-Cola Amatil Ltd.	712,165	6,638,200
Treasury Wine Estates Ltd.	1,013,229	6,413,277

		13,051,477

Biotechnology — 9.4%
CSL Ltd.	638,506	139,912,311

Capital Markets — 4.9%
ASX Ltd.	272,041	15,456,966
Macquarie Group Ltd.	482,525	49,303,928
Magellan Financial Group Ltd.	180,156	7,856,026

		72,616,920

Chemicals — 0.5%
Orica Ltd.	570,340	6,787,120

Commercial Services & Supplies — 1.2%
Brambles Ltd.	2,113,090	17,065,057

Construction & Engineering — 0.2%
CIMIC Group Ltd.(a)	133,146	2,508,638

Construction Materials — 1.2%
James Hardie Industries PLC	622,970	18,108,952

Diversified Financial Services — 0.4%
AMP Ltd.	4,854,541	6,116,789

Diversified Telecommunication Services — 1.1%
Telstra Corp. Ltd.	5,849,328	13,231,940
TPG Telecom Ltd.(a)	524,063	2,961,816

		16,193,756

Electric Utilities — 0.2%
AusNet Services	2,649,168	3,621,034

Equity Real Estate Investment Trusts (REITs) — 6.5%
BGP Holdings PLC(a)(b)	18,888,372	226
Dexus	1,533,332	11,038,497
Goodman Group	2,331,757	32,095,146
GPT Group (The)	2,737,254	9,519,985
Mirvac Group	5,532,300	10,517,309
Scentre Group	7,293,611	15,048,036
Stockland	3,351,295	11,235,780
Vicinity Centres	5,419,016	6,588,455

		96,043,434

Food & Staples Retailing — 4.9%
Coles Group Ltd.	1,874,437	24,667,861
Woolworths Group Ltd.	1,774,894	48,363,588

		73,031,449

Gas Utilities — 0.9%
APA Group	1,657,970	12,644,341

Security	Shares	Value

Health Care Equipment & Supplies — 1.0%
Cochlear Ltd.	92,365	$15,001,601

Health Care Providers & Services — 1.8%
Ramsay Health Care Ltd.	257,294	11,953,468
Sonic Healthcare Ltd.	635,931	15,435,219

		27,388,687

Hotels, Restaurants & Leisure — 2.1%
Aristocrat Leisure Ltd.	807,558	19,077,279
Crown Resorts Ltd.	521,228	3,702,405
Tabcorp Holdings Ltd.	3,016,618	8,535,535

		31,315,219

Insurance — 3.3%
Insurance Australia Group Ltd.	3,426,538	13,002,952
Medibank Pvt Ltd.	3,869,974	8,127,035
QBE Insurance Group Ltd.	2,064,551	15,212,648
Suncorp Group Ltd.	1,792,536	13,327,179

		49,669,814

Interactive Media & Services — 1.1%
REA Group Ltd.	73,710	7,888,453
Seek Ltd.	471,272	9,046,041

		16,934,494

IT Services — 1.9%
Afterpay Ltd.(a)	298,758	20,915,490
Computershare Ltd.	684,054	7,197,767

		28,113,257

Metals & Mining — 16.7%
BHP Group Ltd.	4,139,505	116,120,923
BlueScope Steel Ltd.	706,290	8,899,351
Evolution Mining Ltd.	2,280,621	8,351,966
Fortescue Metals Group Ltd.	2,379,605	31,964,707
Newcrest Mining Ltd.	1,145,848	22,737,492
Northern Star Resources Ltd.	1,040,913	9,671,831
Rio Tinto Ltd.	521,632	38,974,573
South32 Ltd.	6,809,861	12,042,833

		248,763,676

Multi-Utilities — 0.6%
AGL Energy Ltd.	875,653	8,710,538

Multiline Retail — 3.9%
Wesfarmers Ltd.	1,593,269	58,054,327

Oil, Gas & Consumable Fuels — 4.1%
Ampol Ltd.	350,895	7,924,774
Oil Search Ltd.	2,787,579	7,476,662
Origin Energy Ltd.	2,474,877	9,446,318
Santos Ltd.	2,488,103	11,293,492
Washington H Soul Pattinson & Co. Ltd.	150,142	3,212,758
Woodside Petroleum Ltd.	1,341,050	22,104,981

		61,458,985

Real Estate Management & Development — 0.7%
Lendlease Corp. Ltd.	966,930	10,088,753

Road & Rail — 0.6%
Aurizon Holdings Ltd.	2,690,451	8,425,452

Software — 1.4%
WiseTech Global Ltd.	205,310	4,674,635
Xero Ltd.(a)	169,560	16,554,592

		21,229,227

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 3.3%
Sydney Airport	1,858,137	$9,187,121
Transurban Group	3,844,928	39,720,565

		48,907,686

Total Common Stocks — 99.7% (Cost: $1,630,405,829)		1,481,530,600

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	564,000	564,000

Total Short-Term Investments — 0.0% (Cost: $564,000)		564,000

Total Investments in Securities — 99.7% (Cost: $1,630,969,829)		1,482,094,600

Other Assets, Less Liabilities — 0.3%		3,964,501

Net Assets — 100.0%		$1,486,059,101

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$494,000	$70,000(a)	$—	$—	$—	$564,000	564,000	$118	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	37	12/17/20	$ 4,450	$425,236

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Australia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,481,530,374	$—	$226	$1,481,530,600
Money Market Funds	564,000	—	—	564,000

	$1,482,094,374	$—	$226	$1,482,094,600

Derivative financial instruments(a)
Assets
Futures Contracts	$425,236	$—	$—	$425,236

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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